FINANCIAL INSTRUMENTS - Derivative Narrative (Details) ozt in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) lb ozt bbl counterparty	Dec. 31, 2017 USD ($)	Dec. 31, 2018 AUD ($) lb ozt bbl counterparty	Dec. 31, 2016 bbl	Dec. 31, 2014 lb
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	12		12
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	$ 8,000,000	$ (16,000,000)
Commodity price risk | Fuel contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	114,000		114,000
Commodity price risk | Gold
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	205		205
Commodity price risk | Gold positions
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	35		35
Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	$ 20,000,000	(19,000,000)
Hedge ineffectiveness due to changes in original forecasted transaction	0	5,000,000
Interest rate contracts | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	(1,000,000)	0
Hedge ineffectiveness due to changes in original forecasted transaction	0	0
Interest rate contracts | Cash flow hedge | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,000,000
Currency contracts | Cash flow hedge | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 0
Fuel contracts | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	4,000,000	(8,000,000)
Hedge ineffectiveness due to changes in original forecasted transaction	$ 0	5,000,000
WTI Fuel Contract | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	0		0	8,040,000
Silver | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	$ 190,000,000
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb					65,000,000
Hedge ineffectiveness due to changes in original forecasted transaction	0
Copper | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	17,000,000	(11,000,000)
Hedge ineffectiveness due to changes in original forecasted transaction	$ 0	$ 0
Copper | Cash flow hedge | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0		0
Derivatives purchased during period | lb	44,000,000
Net Asset Position
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	5		5
Derivative financial assets (liabilities)	$ 2,000,000
Net Liability Position
Disclosure of detailed information about financial instruments [line items]
Number of counterparties | counterparty	7		7
Derivative financial assets (liabilities)	$ (2,000,000)